Related Parties Balance and Transactions (Details)			12 Months Ended
	Sep. 10, 2021	Aug. 10, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Parties Balance and Transactions [Line Items]
Obligation amount		¥ 221,000,000
Tripartite Agreements [Member]
Related Parties Balance and Transactions [Line Items]
Payables								¥ 6,500,000	¥ 214,500,000
Repayment period	5 years
Related Party [Member]
Related Parties Balance and Transactions [Line Items]
Interest expenses of loans from related parties			¥ 8,118,160	$ 1,160,881	¥ 8,621,249	¥ 9,900,417
Total amount of loan			15,198,309		¥ 13,821,875		$ 2,173,329
Industrial Bank Co., Ltd. [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			25,000,000
Agricultural Bank of China [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			3,000,000
Interest rate			3.15
Bank of Guangzhou Co., Ltd [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			3,000,000
Interest rate			3.8
China Guangfa Bank Co., Ltd [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			8,000,000
Interest rate			3.2
Bank of Communications [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			6,000,000
Interest rate			3.2
China CITIC Bank [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			5,000,000
Interest rate			4
Guangzhou International Pharmaceutical Port Sub-branch [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			1,900,000
Interest rate			3.55
Bank of Jiujiang [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			5,000,000
Interest rate			5
Zhuhai China Resources Bank Co., Ltd [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			5,400,000
Interest rate			3.85
Bank of Jiujiang [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan			2,400,000
Interest rate			4.95
Minimum [Member] | Industrial Bank Co., Ltd. [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			3.4
Maximum [Member] | Industrial Bank Co., Ltd. [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			¥ 3.5
Guangzhou Aixiangbao Investment Limited Liability Partnership [Member]
Related Parties Balance and Transactions [Line Items]
Ownership percentage		100.00%